Additional Financial Information - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 76,089	$ 58,102
Number of Employees, Total | Unionized Employees Concentration Risk
Cash and Cash Equivalents [Line Items]
Concentration risk, percentage	70.00%
Workforce Subject to Collective-Bargaining Arrangements | Unionized Employees Concentration Risk
Cash and Cash Equivalents [Line Items]
Concentration risk, percentage	26.00%
Workforce Subject to Collective-Bargaining Arrangements Expiring within One Year | Unionized Employees Concentration Risk
Cash and Cash Equivalents [Line Items]
Concentration risk, percentage	20.00%
Money Market Accounts And Time Deposits
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 58,132	$ 50,527